S000088374 [Member] Investment Objectives and Goals - AB Moderate Buffer ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Moderate Buffer ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a moderate level of capital appreciation while providing the potential for some downside protection against market declines.